Goodwill (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments	$ 140,487,849		$ 131,440,422	$ 125,765,480
CHILE
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 138,497
Perpetual growth	3.00%	3.00%
Discount rate	6.55%	6.55%
ARGENTINA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 39,347
Perpetual growth	2.20%	2.20%
Discount rate	17.25%	17.25%
URUGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 919
Perpetual growth	3.00%	3.00%
Discount rate	9.31%	9.31%
PARAGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 827
Perpetual growth	2.20%	2.20%
Discount rate	10.25%	10.25%
BOLIVIA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 2,324
Perpetual growth	4.50%	4.50%
Discount rate	10.00%	10.00%